TAXES ON INCOME (Detail Textuals) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Line Items]
Israel corporate tax rate	23.00%	23.00%	23.00%	23.00%
Percentage of tax benefit recorded positions more likely to be realized	50.00%	50.00%
Net operating loss carryforward in Israel					$ 320,934
Amount of recognized tax benefits		$ 2,708
Unrecognized tax benefits of interest and penalties					251
Amount offset by the reversal of related deferred tax assets					3,508
Domestic
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards					14,478
Foreign
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards					$ 60,833
Preferred Technology Enterprises” (“PTE”) | Domestic
Income Tax Disclosure [Line Items]
Percentage of annual income derived from exports to large markets	25.00%	25.00%
Threshold of consolidated revenue of PTE | ₪	₪ 10,000
Capital gains tax rate on the sale of a preferred intangible asset	12.00%	12.00%
Asset purchased from foreign resident | ₪	₪ 200
Percentage of withholding tax rate of dividends paid	20.00%	20.00%
Effective income tax rate	12.00%	12.00%